Acquisitions, Investments and Disposals: Schedule of changes in non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of changes in non-controlling interest:
Schedule of changes in non-controlling interest

Balance at December 31, 2008	305,838
Purchase of non-controlling interest in subsidiaries by the Group	(3,368)
New acquisitions	246
Non-controlling interests share in subsidiaries’ income from continuing operations	2,590
Translation difference	(9,349)
Balance at December 31, 2009	295,957
Purchase of non-controlling interest in subsidiaries by the Group	(7,040)
New acquisitions	1,760
Non-controlling interests share in subsidiaries’ income from continuing operations	34,761
Translation difference	(2,263)
Balance at December 31, 2010	323,175
Purchase of non-controlling interest in subsidiaries by the Group	(20)
Effect of changes in ownership of subsidiaries within the Group	880
Non-controlling interests share in subsidiaries’ income from continuing operations	75,562
Translation difference	(25,035)
Balance at December 31, 2011	374,562

At various dates during 2011, 2010 and 2009, the Group purchased non-controlling interest in the following subsidiaries:

Year ended December 31, 2009:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	September-October	0.44%	3,043	11,131
Chelyabinsk Metallurgical Plant (CMP)	April	0.01%	65	–
Mechel Carbon AG	July-September	9.21%	260	–
Delizia Finance Ltd	January	10.00%	–	3,000
Luckstone Corporation	January	10.00%	–	500
Nerungribank	January	4.89%	–	–
Morcenter TECK	March	0.83%	–	–
			3,368	14,631

Year ended December 31, 2010:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	February-December	0.71%	4,947	16,505
Chelyabinsk Metallurgical Plant (CMP)	January-February	0.00%	25	10
Mechel Carbon AG	June	0.79%	5	308
Other	January-August		303	658
			5,280	17,481

Year ended December 31, 2011:

		Non-controlling interest acquired
	Date of acquisition	%	Amount	Cash paid
Southern Kuzbass Coal Company (SKCC)	January-December	0.02%	20	283
Effect of changes in ownership of subsidiaries within the Group	January-December		(880)	–
			(860)	283